Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Current and Deferred Components of the Income Tax Expense

The current and deferred components of the income tax expense which were substantially attributable to the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries, are as follows:

	Year ended December 31,	Year ended December 31,
	2023	2024
	RMB	RMB
Current income tax expense	8,822	19,267
Deferred income tax benefit	(1,077)	(5,285)
Total	7,745	13,982

Year ended December 31,
2025
RMB
Current income tax expense
PRC	41,833
Hong Kong	979
Total current tax expense	42,812
Deferred income tax expense
PRC	3,130
Hong Kong	10,390
Total deferred tax expense	13,520
Total income tax expense
PRC	44,963
Hong Kong	11,369
Total income tax expense	56,332

Schedule of Current and Deferred Components of the Income Tax Expense

Income before income tax expense is attributable to the following geographic locations:

	Year ended December 31, 2025
	RMB	USD
PRC	125,392	17,931
Hong Kong	80,789	11,553
Others	17,540	2,508
Total	223,721	31,992

Schedule of Reconciliation of Income Tax Expenses

The reconciliation of income tax expense at statutory tax rate to income tax expense recognized is as follows:

	Year ended December 31,	Year ended December 31,
	2023	2024
	RMB	RMB
(Loss) income before income tax expenses	(132,604)	64,138
Statutory tax rate in the PRC	25%	25%
Income tax (benefit) expense at statutory tax rate	(33,151)	16,035
Non-recognized income	(4,760)	(15,033)
Change in valuation allowance	113,255	46,450
Adjustment on current income tax of the prior periods	1,739	432
Effect of tax holiday and preferential tax rates	(5,039)	(4,120)
Tax loss carryforwards	(46,469)	(25,921)
Share-based compensation expenses	(17,985)	769
Effect of different tax rates of entities operating in other jurisdictions	155	(4,630)
Income tax expense	7,745	13,982

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, the reconciliation of taxes at the PRC statutory income tax rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows:

	Year ended December 31, 2025
	RMB	%
Income before income tax expenses	223,721	100.0%
Statutory tax rate in the PRC	25%	25.0%
Income tax expense at statutory tax rate	55,930	25.0%
Domestic tax effects
Non-taxable income	(175)	(0.1)%
Change in valuation allowance	(84,960)	(38.0)%
Changes in tax rates	24,525	11.0%
Preferential tax rates	(3,037)	(1.4)%
Expired NOL	77,289	34.5%
Other	31	—
Other jurisdictions’ tax effects
Hong Kong
Statutory tax rate difference between Hong Kong and PRC	(6,867)	(3.1)%
Other	(2,019)	(0.9)%
Cayman
Statutory tax rate difference between Cayman and PRC	(9,555)	(4.3)%
BVI
Statutory tax rate difference between BVI and PRC	5,164	2.3%
Other foreign jurisdictions
Other	6	—
Income tax expense	56,332	25.0%

Schedule of Aggregate Amount and Per Ordinary Share Effect of the Tax Holiday

The aggregate amount and per ordinary share effect of the tax holiday are as follows:

	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rates	5,039	4,120	3,037
The aggregate effect of the above on basic and fully diluted net (loss) income per ordinary share: Basic and diluted	0.02	0.02	0.01

Schedule of Deferred Tax Assets

The tax effects of temporary differences that gave rise to the deferred tax balances are as follows:

	December 31,	December 31,
	2024	2025
Deferred tax assets	RMB	RMB
Allowance for credit losses	511,165	512,352
Net operating loss carry forwards	406,811	306,129
Impairment of investments	—	82,579
Accelerated depreciation of property, equipment and software	—	939
Less: valuation allowance	(917,976)	(832,377)
Total deferred tax assets, net	—	69,622
Deferred tax liabilities
Unrealized gain of investment in marketable securities	—	83,359
Intangible asset from acquisition	763	546
Total deferred tax liabilities	763	83,905
Net off against deferred tax assets	—	(69,622)
Net deferred tax liabilities	763	14,283

Schedule of Movements of Valuation Allowance

The movements in the valuation allowance are as follows:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Balance at beginning of year	964,426	917,976
Additions	5,528	53,404
Reversal	(51,978)	(139,003)
Balance at end of year	917,976	832,377